THE LAZARD FUNDS, INC. Lazard International Strategic Equity Portfolio Lazard Global Strategic Equity Portfolio	LAZARD RETIREMENT SERIES, INC. Lazard Retirement International Strategic Equity Portfolio Lazard Retirement Global Strategic Equity Portfolio

Supplement to Current Summary Prospectuses and Prospectuses

Effective March 29, 2024 (the “Effective Date”), the following will replace the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for the Lazard International Strategic Equity Portfolio and the “Lazard Funds Summary Section—Lazard International Strategic Equity Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Robin O. Jones, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, has been with the Portfolio since May 2009.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, has been with the Portfolio since September 2008.

Jimmie Bork, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, has been with the Portfolio since February 2022.

As of the Effective Date, the following will replace the “Lazard Retirement Series Summary Section—Lazard Retirement International Strategic Equity Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Robin O. Jones, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, will serve from inception.

Michael A. Bennett, portfolio manager/analyst on various of the Investment Manager’s International Equity teams, will serve from inception.

Jimmie Bork, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, will serve from inception.

As of the Effective Date, the following will replace the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for the Lazard Global Strategic Equity Portfolio and the “Lazard Funds Summary Section—Lazard Global Strategic Equity Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Robin O. Jones, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, has been with the Portfolio since August 2014.

Jimmie Bork, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, has been with the Portfolio since June 2020.

As of the Effective Date, the following will replace the “Lazard Retirement Series Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Management—Portfolio Managers/Analysts” section in the applicable Prospectus:

Robin O. Jones, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, will serve from inception.

Jimmie Bork, portfolio manager/analyst on the Investment Manager’s International Strategic Equity and Global Strategic Equity teams, will serve from inception.

As of the Effective Date, the following will supersede and replace any contrary information in the section entitled “Lazard Funds Fund Management—Portfolio Management” in the applicable Prospectus:

International Strategic Equity Portfolio—Robin O. Jones (since May 2009), Michael A. Bennett (since September 2008) and Jimmie Bork (since February 2022)

Global Strategic Equity Portfolio—Robin O. Jones (since August 2014) and Jimmie Bork (since June 2020)

As of the Effective Date, the following will supersede and replace any contrary information in the section entitled “Lazard Retirement Series Fund Management—Portfolio Management” in the applicable Prospectus:

Retirement International Strategic Equity Portfolio—Robin O. Jones, Michael A. Bennett and Jimmie Bork

Retirement Global Strategic Equity Portfolio—Robin O. Jones and Jimmie Bork

Dated: January 24, 2024